Segments - Revenues from contracts with customers (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue from contracts with customers		$ 7,677	$ 13,954	$ 16,763			$ 62,657
Taxes paid in kind		(9)	47	105			344
Gain/(loss) on commodity derivatives		189	193	267	$ 382	$ 573	473
Other revenues		61	52	60			265
Total other revenues		(114)	1,110	134			254
Revenues	[1]	7,563	15,065	16,898	$ 22,627	$ 33,307	62,911
Commodity derivatives [member]
Disclosure of geographical areas [line items]
Physically settled commodity derivatives		152	99	(306)			(1,086)
Gain/(loss) on commodity derivatives		(318)	912	276			732
Crude oil [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers		4,018	7,840	9,390			33,505
Natural gas [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers		1,188	2,170	2,637			11,281
Natural gas [Member] | European [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers		923	1,767	2,204			9,366
Natural gas [Member] | North America [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers		196	290	281			1,359
Natural gas [Member] | Other including LNG [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers		68	113	152			556
Refined products [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers		1,258	2,029	2,866			10,652
Natural gas liquids [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers		839	1,449	1,542			5,807
Transportation [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers		286	329	163			967
Other sales [member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers		$ 88	$ 136	$ 165			$ 445

[1]	Audited